Trade Receivables, Net - Summary of Accounts Receivable by Maturity Date and the Analysis of Loss Allowance (Detail) - BRL (R$) R$ in Thousands	7 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days		R$ 129,312
Overdue for more than 90 days		5,120
Total		R$ 134,432
Boa Vista Servicos S A [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 123,093		R$ 132,989
Overdue for more than 90 days	6,030		8,358
Total	129,123		141,347
Boa Vista Servicos S A [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	133,158		143,542
Boa Vista Servicos S A [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	R$ 4,035		R$ 2,195
Boa Vista Servicos S A [member] | Falling due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Average rate of expected loss	0.36%		0.26%
Boa Vista Servicos S A [member] | Falling due [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 124,977		R$ 128,241
Boa Vista Servicos S A [member] | Falling due [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 456		R$ 333
Boa Vista Servicos S A [member] | Overdue 1-30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Average rate of expected loss	5.39%		5.03%
Boa Vista Servicos S A [member] | Overdue 1-30 days [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 3,560		R$ 4,054
Boa Vista Servicos S A [member] | Overdue 1-30 days [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 192		R$ 204
Boa Vista Servicos S A [member] | Overdue 31-60 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit recovery score	High/low score
Average rate of expected loss	23.13%		15.79%
Boa Vista Servicos S A [member] | Overdue 31-60 days [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 947		R$ 994
Boa Vista Servicos S A [member] | Overdue 31-60 days [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 219		R$ 157
Boa Vista Servicos S A [member] | Overdue 61-90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Average rate of expected loss	75.35%		25.52%
Boa Vista Servicos S A [member] | Overdue 61-90 days [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 354		R$ 290
Boa Vista Servicos S A [member] | Overdue 61-90 days [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Customers past due up to 90 days	R$ 267		R$ 74
Boa Vista Servicos S A [member] | Overdue for more than 90 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit recovery score	High score
Average rate of expected loss	89.32%		10.74%
Boa Vista Servicos S A [member] | Overdue for more than 90 days [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue for more than 90 days	R$ 2,973		R$ 9,553
Boa Vista Servicos S A [member] | Overdue for more than 90 days [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue for more than 90 days	R$ 2,656		R$ 1,026
Boa Vista Servicos S A [member] | Overdue for more than 90 days 1 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit recovery score	Low score
Average rate of expected loss	70.71%		97.80%
Boa Vista Servicos S A [member] | Overdue for more than 90 days 1 [member] | Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue for more than 90 days	R$ 346		R$ 410
Boa Vista Servicos S A [member] | Overdue for more than 90 days 1 [member] | Loss allowance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue for more than 90 days	R$ 245		R$ 401